PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT


                FLEX EDGE                         INDIVIDUAL EDGE(R)
          FLEX EDGE SUCCESS(R)                      ESTATE EDGE(R)
              JOINT EDGE(R)                        ESTATE STRATEGIES



       SUPPLEMENT TO THE STATEMENTS OF INFORMATION (SAI) DATED MAY 1, 2004



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The following replaces the first and second paragraphs under the section titled
"Sales of Policies" in the SAI:

PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated November 1, 2000. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of The Phoenix Companies, Inc. PEPCO is located at 56 Prospect Street, Hartford, Connecticut.

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Dated: July 15, 2004           Please keep this supplement for future reference.





TF864